Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of Investments Accounted for Using Equity Method
The detail of investments accounted for by the equity method and the share of (loss)/income of these investments is the following:

	% Holding	Investments accounted for by the equity method		Share of (loss) income of investments accounted for by the equity method
Millions of euros		31/12/2021	31/12/2020	2021	2020	2019
VMED O2 UK Ltd	50%	12,129	—	(103)	—	—
Movistar Prosegur Alarmas	50%	263	265	(2)	(4)	—
FiBrasil Infraestructura e Fibra Ótica, S.A.	50%	68	—	(3)	—	—
Unsere Grüne Glasfaser	50%	53	53	(25)	(1)	—
Adquira España, S.A.	44.44%	4	4	—	—	1
Others		9	8	1	2	—
Joint ventures		12,526	330	(132)	(3)	1
Nabiax	13.94%	81	—	—	—	—
Infraco SpA	40%	76	—	(1)	—	—
Internet para todos S.A.C	54.67%	52	58	(5)	—	—
Telefónica Factoring España, S.A.	50%	7	6	3	3	3
Telefónica Factoring do Brasil, Ltda.	50%	3	3	3	2	4
Telefónica Factoring Peru, S.A.C.	50%	3	2	1	1	1
Telefónica Factoring Colombia, S.A.	50%	2	1	1	1	1
Telefónica Factoring México,S.A.de C.V.	50%	1	1	—	—	—
Telefónica Factoring Chile, SpA.	50%	1	1	—	—	—
Telefónica Factoring Ecuador, S.A.	50%	—	—	—	—	—
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A.	50%	19	17	2	(1)	2
Movistar Consumer Finance Colombia SAS	50%	1	—	(1)	—	—
Others		1	8	2	(1)	1
Associates		247	97	5	5	12
Total		12,773	427	(127)	2	13
The detail of the movement in investments accounted for by the equity method in 2021 and 2020 was as follows:

Investments accounted for by the equity method	Millions of euros
Balance at 12/31/2019	140
Additions	269
Disposals	(2)
Translation differences and other comprehensive income (loss)	(14)
Income (loss)(*)	1
Dividends	(12)
Transfers and others	45
Balance at 12/31/2020	427
Additions	12,329
Disposals	(5)
Translation differences and other comprehensive income (loss)	350
(Loss) income	(127)
Dividends	(198)
Transfers and others	(3)
Balance at 12/31/2021	12,773
(*) The results, including those of Tesco Mobile Ltd. since its transfer to non-current assets and disposal groups held for sale, amounted to 2 million euros.

Disclosure of Statement of Financial Position and Income Statement of Joint Ventures
Detail of the main items on the statements of financial position and income statements

Millions of euros	12/31/2021
Non current assets	48,779
Current assets	3,554
Cash and cash equivalents	415
Total Assets	52,333
Non current liabilities	20,593
Non current financial liabilities	19,185
Non-current lease liabilities	885
Other non current liabilities	523
Current liabilities	7,605
Current financial liabilities	2,841
Current lease liabilities	219
Other current liabilities	4,545
Total Liabilities	28,198
Equity (100% VMED O2 UK)	24,135
50% Telefónica Group	12,068
Acquisition costs	61
Investments accounted for by the equity method	12,129

Millions of euros	June 1 - December 31 2021
Revenues	7,223
Other operating income	290
Operating expenses	(5,063)
OIBDA	2,450
Depreciation and amortization	(2,395)
Operating income	55
Financial income	27
Financial expenses	(504)
Exchange rate differences and change in fair value of derivatives	122
Result before taxation	(300)
Income tax	65
Result for the period (100% VMED O2 UK)	(235)
50% attributable to Telefónica Group	(117)
Share-based compensation (*)	14
Share of (loss) income of investments accounted for by the equity method	(103)
Other comprehensive income (100% VMED O2 UK)	68
(*)Amount related to incentive awards held by certain employees of VMED O2 UK associated with ordinary shares of Liberty Global and Telefónica. Share-based compensation expense is included in Operating expenses in the consolidated income statement of VMED O2 UK.
The breakdown of the key financial highlights of Movistar Prosegur Alarmas group for the latest period available at the time of preparation of these consolidated financial statements and the reconciliation with the carrying amount in the Group are as follows:

Millions of euros
Assets	224
Liabilities	(202)
Net assets	22
Purchase price allocation
Assets	146
Liabilities	(38)
Net assets	108
% Holding	50%
Group’s share in equity	65
Goodwill	198
Carrying amount in the Telefónica Group	263

Disclosure Of Purchase Commitments

Millions of euros	2022	2023	2024	2025	2026	Subsequent years	Total
Purchase commitments	1,093	298	157	119	110	200	1,977
Programming commitments	528	277	179	36	36	9	1,065
Network and connectivity commitments	746	59	21	17	6	10	859
Other commitments	360	269	263	260	260	138	1,550
Total commitments VMED O2 UK (100%)	2,727	903	620	432	412	357	5,451

Disclosure of Breakdown of Balances and Transactions Related to Associates and Joint Ventures Recognized
The breakdown of balances and transactions related to associates and joint ventures recognized with VMED O2 UK in the consolidated statement of financial position and consolidated income statement is as follows:

Millions of euros	12/31/2021
Receivables from associates and joint ventures for current operations	54
Payables to associates and joint ventures	259

Millions of euros	2021
Revenue from operations with associates and joint ventures	103
Expenses from operations with associates and joint ventures	29

Disclosure of Statement of Financial Position and Income Statement of Associates and Joint Ventures
The breakdown of items related to associates and joint ventures recognized in the consolidated statements of financial position and consolidated income statements is as follows:

	12/31/2021			12/31/2020
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Long-term credits to associates and joint ventures	87	10	97	—	1	1
Receivables from associates and joint ventures for current operations (Note 14)	34	87	121	8	17	25
Long-term contractual liabilities from associates and joint ventures	—	31	31	—	—	—
Payables to associates and joint ventures (Note 22)	72	272	344	10	1	11
Short-term contractual liabilities from associates and joint ventures	—	8	8	—	—	—

	2021			2020			2019
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Revenue from operations with associates and joint ventures	65	263	328	13	255	268	13	252	265
Expenses from operations with associates and joint ventures	86	36	122	37	2	39	23	7	30
Financial revenues with associates and joint ventures	1	—	1	—	—	—	—	—	—
Financial expenses with associates and joint ventures	1	—	1	—	—	—	1	—	1